Average Annual Total Returns{- Templeton Growth VIP Fund} - FTVIP Class 2-66 - Templeton Growth VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	15.15%	3.56%	6.24%	27.30%	9.00%	9.37%